Cover	Nov. 01, 2026
Cover [Abstract]
Entity Registrant Name	MNTN, Inc.
Document Type	8-K
Document Period End Date	Nov. 01, 2026
Amendment Flag	false
Entity Central Index Key	0001891027
Entity Incorporation, State or Country Code	DE
Entity File Number	001-42664
Entity Tax Identification Number	26-4741839
Entity Address, Address Line One	823 Congress Avenue #1827
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78768
City Area Code	310
Local Phone Number	895-2110
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	MNTN
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false